RELATED PARTY TRANSACTIONS - Group Related Party (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement
Loans provided to related parties	$ 601	$ 0	$ 0
Xu Qing
Statement
Loans provided to related parties	435	0
Unicom AirNet
Statement
Loans provided to related parties	166	0
Zhichao Li
Statement
Loans received from related parties	803	0
Rui Du
Statement
Loans received from related parties	$ 371	$ 0